Label	Element	Value
C000048884 [Member] | QDAAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000048884 [Member] | QDEquitiesMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.00%
C000048884 [Member] | QDAAMember [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%